SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	term of the lease
Computer equipment and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years